united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF (FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Annual Report
May 31, 2021

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

FormulaFolio Investments (FFI) is a Registered Investment Advisor that offers a distinct approach compared to traditional asset management. FFI uses relative strength algorithms coupled with our qualitative interpretation of current market conditions to aid in the investment decision making process. The process allows us to focus on longer term market trends and to achieve lower portfolio turnover. With the ever-changing investment landscape, it is more important than ever to prepare for and adapt to new economic regimes. This is why FFI focuses time and talents on developing smarter investment formulas. By removing investing prejudices with an algorithmic based approach, FFI believes investors can substantially increase the statistical probability of successful investment outcomes over time.

Dear FormulaFolios ETF Shareholder,

The fiscal year ended May 31, 2021 began with a lot of uncertainty, but proved positive for most asset classes despite being one of the most tumultuous in modern history, marked not only by an unprecedented health crisis, but also by widespread civil unrest over the summer of 2020 and a uniquely challenging presidential election cycle.

By early June of 2020, broad equity markets have recovered most of the losses sustained during the pandemic selloff in March of 2020. What followed a once-in-a-lifetime crisis was a once-in-a-lifetime market rally fueled by the trifecta of accommodative monetary policies, fiscal stimulus, and rapid COVID-19 vaccine development.

The rally in risk assets continued through the rest of the year despite continued uncertainty and sizeable dislocation in the broader economy.

By the end of the year, the US market finished in record territory. US Treasury yields fell across the board with the short and intermediate portions of the curve falling by more than 1%.

In the first quarter of 2021, as vaccine dissemination accelerated rapidly and the federal government passed an additional fiscal relief bill, the equities continued to advance.

As prospects of broader economy reopening gained steam, bond yield rose markedly on expectations of higher growth and higher than expected inflation.

It is important to remember the future is largely independent of the past - nobody knows exactly what the future holds. This is why it is so imperative to stay committed to a smart investment strategy over the course of many periods. The following pages of this annual report include information about your ETF, as well as a discussion regarding the global economic environment during the fiscal year ended May 31, 2021, and how recent prevailing economic factors affected ETF performance. Please remember all securities markets fluctuate, as do ETF prices. Though it is impossible to eliminate all market risk, we believe active investment management can help mitigate the downside risk of investing.

Sincerely,

Jason Wenk

Founder

FormulaFolio Investments

This letter reflects FormulaFolio Investments analysis and opinions as of May 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security, or Fund.

Global Economic Period in Review

By early June of 2020, broad equity markets have recovered most of the losses sustained during the pandemic selloff in March of 2020. What followed a once-in-a-lifetime crisis, was a once-in-a-lifetime market rally fueled by the trifecta of accommodative monetary policies, fiscal stimulus, and rapid COVID-19 vaccine development.

The rally in risk assets continued through the rest of the year despite continued uncertainty and sizeable dislocation in the broader economy.

Technology stocks gained the most, advancing by more than 40% for the year, followed closely by consumer discretionary stocks. Digitally focused companies prospered as millions of homebound customers switched to online services for food, entertainment, and other basic needs.

On the flipside, the significant reduction in travel led to the decline in the energy stocks with the overall sector declining to the tune of 34%. Real estate and financials also ended the year lower by about 2%.

By the end of the year, the US market finished in record territory and with 18.40% annual return for the S&P 500 Index; non-US developed markets, as measured by the MSCI World ex USA Index returned 7.59%; emerging markets as measured by the MSCI Emerging Markets Index returned 18.31%.

Fixed income markets echoed the extremes of equity market behavior in the first quarter of 2020 with unprecedented dispersion in returns between US Corporates and US Treasuries; however, the second quarter saw a reversal of the trend with Corporates outperforming Treasuries by 7.74%, the second most positive quarterly result on record.

Global yield curves finished the year generally lower (prices higher) than at the start. US Treasury yields also fell across the board with the short and intermediate portions of the curve falling by more than 1%. The Bloomberg Barclays Global Aggregate Bond Index returned 5.58% for the year.

In the first quarter of 2021, as vaccine dissemination accelerated rapidly and the federal government passed an additional $1.84 trillion fiscal relief bill, equities continued to advance and by the end of May, the S&P 500 Index gained an additional 12.62%.

As prospects of broader economy reopening gained steam, the bond yield rose markedly on expectations of higher growth and higher than expected inflation. The 10-year Treasury yield rose from 0.91% at the end of 2020 to 1.74% by the end of the first quarter of 2021.

ETF Performance Summary

For the fiscal year ended May 31, 2021, the FormulaFolios ETFs experienced positive performance relative to their primary benchmarks on a total return basis.

FormulaFolios Tactical Growth (FFTG) had a cumulative total return of 23.44% for the fiscal year ended May 31, 2021. In comparison, the ETF’s primary benchmark, the Barclay Global Macro Index posted an 18.29% cumulative total return over the same period. The Barclay Global Macro Index is a hedge fund index in which managers have the ability to carry long and short positions in any of the world’s major capital or derivative markets. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

Early in the period, FFTG maintained a steady allocation in US stocks, US bonds, and gold. This somewhat higher exposure to riskier asset classes resulted in a larger positive return for the ETF compared to its benchmark through December of 2020.

As bond yields rose in the first quarter of 2021, FFTG shifted out of its bond position and into international stocks. This shift in allocation helped improve the performance results for the period.

FormulaFolios Smart Growth (FFSG) had a cumulative total return of 47.14% for the fiscal year ended May 31, 2021. In comparison, the ETF’s primary benchmark, the Dow Jones Aggressive Portfolio Index, posted a 46.78% cumulative total return over the same period. The Dow Jones Aggressive Portfolio Index acts as a broadly diversified buy-and-hold benchmark. This index aims to achieve 100% of the risk of an all-stock index based on the trailing 36-month semi-variance. The all-stock portfolio includes a blend of US and non-US stocks, with varying market capitalizations. Throughout the period, the ETF maintained a constant allocation in US stocks, international stocks, and REITs. This consistent exposure to broad global stocks resulted in a positive return in line with the benchmark.

FormulaFolios Hedged Growth (FFHG) had a cumulative total return of 57.77% for the fiscal year ended May 31, 2021. In comparison, the ETF’s primary benchmark, the Barclay Hedged Equity Long/Short Index, posted a 23.53% cumulative total return over the same period. The Barclay Equity Long/Short Index is a hedge fund index in which managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Early in the period, FFHG held a steadier allocation in US growth and emerging market stocks. This somewhat higher exposure to riskier asset classes resulted in a larger positive return for the ETF compared to its benchmark through December 2020. However, as markets rotated out of growth and into value, we increased our allocation to US value stock and reduced our overall growth exposure. This allowed us to exceed benchmark return by a substantial amount.

FormulaFolios Tactical Income (FFTI) had a cumulative total return of 3.29% for the fiscal year ended May 31, 2021. In comparison, the ETF’s primary benchmark, the Bloomberg Barclays US Aggregate Bond Index, which is a broad measure of total US bond market performance, posted a -0.40% cumulative total return over the same period. A large amount of this outperformance can be attributed to allocation to high yield bonds during the period. In the first part of the year, the ETF was heavily weighted toward investment grade bonds and Treasuries and underweighted in high-yield bonds. However, as markets recovered and yields began to rise, long term Treasuries and Corporate bonds suffered price declines and high yield bonds outperformed.

Performance data represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

How Market Conditions Affected ETFs

The allocation exposure levels of the ETFs were the largest contributors to their performance.

As economic data recovered, the more volatile sectors of the stock market led the charge.

The ETFs were more risk-on in nature during the entire period as a strong market in the second half of 2020 and early 2021 coupled with improving fundamentals, gave little reason for defensive positions.

Investment Strategies

At FormulaFolio Investments, we are committed to our distinct methods of asset management with the goal of achieving above average risk adjusted returns over a long time horizon. We believe by using emotion-free, statistically significant Quantitative algorithms to aid in the investment decision making process and help avoid typical investing biases, we can achieve this goal. When selecting investments for the ETFs, our proprietary models use various screen and rank processes, composed of numerous technical, economic, sentiment, and market breadth indicators to analyze market conditions in order to determine the strength of broad growth and fixed-income markets. By utilizing numerous market indicators, the models have the ability to react to major market movements while avoiding the numerous “false positive” signals experienced when using a single stand-alone indicator. This helps reduce overall portfolio turnover, while still allowing for adjustments when appropriate. The ETFs will generally be 100% invested but hold the ability to hedge risk if market conditions warrant. Generally, this includes increasing exposure to US Treasury bond ETFs as well as cash-like securities. This gives the ETFs the ability to capture upward market movements while maintaining the ability to minimize drawdowns during unfavorable investment environments.

A Look Ahead for Next Period

The ETFs remain in the risk-on mode at the end of the fiscal year ended May 31, 2021. This is consistent with our expectations of the model based on prevailing market conditions. Despite the recent consolidation in the market, global economies continue to recover as vaccination rates across the globe continue to improve.

Stocks and riskier bonds have continued to perform well as there is no indication that fiscal and monetary stimulus efforts are going to abate. Because of this, our ETFs are remaining relatively risk-on at the moment, waiting for any indication of deteriorating economic and/or market conditions to hedge the risk if necessary.

Thank you for your continued investment in the FormulaFolios ETFs. As always, we are committed to working to achieve the most desirable risk adjusted returns over a full market cycle to continue bringing you value as a shareholder.

The views and opinions expressed within this letter are those of ForumulaFolio Investments. These views and opinions are subject to change at any time based on changes in the economy and financial markets. These views and opinions do not constitute investment advice or recommendations and investors should not act on the information discussed within this letter. The information provided is not a complete analysis of every market, country, industry, security, or the Fund. Statements of fact are from sources considered reliable, but FormulaFolio Investments makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The referenced indices are shown for general market comparisons and are not meant to represent the Fund. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses, or sales charges.

S&P 500 Index – The S&P 500 is a market capitalization weighted equity index and seeks to act as a benchmark for large-cap US stocks. This index measures the performance of 500 large publicly traded US stocks.

MSCI EAFE Index – The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries.

MSCI Emerging Markets Index – The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries (such as Brazil, China, and India). With 846 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 2000 Index – The Russell 2000 is a market capitalization weighted equity index and seeks to act as a benchmark for small-cap US stocks. This index measures the performance of the 2000 smallest publicly traded US stocks within the larger Russell 3000 Index (the Russell 3000 seeks to benchmark the entire US stock market).

Dow Jones Aggressive Portfolio Index – The Dow Jones Aggressive Portfolio Index acts as a broadly diversified buy-and-hold benchmark. This index aims to achieve 100% of the risk of an all-stock index based on the trailing 36-month semi-variance. The all-stock portfolio includes a blend of US and non-US stocks, with varying market capitalizations.

Barclay Global Macro Index – Global Macro managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and/or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

Barclay Equity Long/Short Index – This directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.

Bloomberg Barclays US Aggregate Bond Index – The Bloomberg Barclays Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities; it represents the performance of the total US investment-grade bond market.

Bloomberg Barclays US Treasury 7-10 Year Index – The Bloomberg Barclays US Treasury 7-10 Year Bond Index is part of a series of indices intended to assess the US Treasury market. The Index is market value weighted and is designed to include US dollar denominated, fixed rate securities with minimum term to maturity greater than or equal to seven years and less than ten years.

Markit iBoxx Liquid Investment-Grade Index – The Markit iBoxx Liquid Investment-Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated highly liquid and representative investment grade corporate index. The Index has been designed to be a subset of the broader USD corporate bond market.

Markit iBoxx Liquid High-Yield Index – The iBoxx Liquid High-Yield Index is designed to reflect the performance of USD denominated high yield corporate debt, offering broad coverage of the USD high yield liquid bond universe. The index is an integral part of the global iBoxx index family, which provides the marketplace with accurate and objective indices by which to assess the performance of bond markets and investments.

3129-NLD-7/1/2021

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)

May 31, 2021

Average Annual Total Return through May 31, 2021*, as compared to its benchmark:

	One	Three	Since
	Year	Year	Inception***
FormulaFolios Hedged Growth ETF - NAV	57.77%	9.61%	10.43%
FormulaFolios Hedged Growth ETF - Market Price	58.03%	9.61%	10.44%
Barclay Hedged Equity Long/Short Index**	23.53%	6.73%	6.58%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2021. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.26% per the most recent prospectus.

The Fund’s adviser has agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total fund expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95% of the Fund’s net assets.

**	Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	98.8%
Money Market Fund	3.5%
Liabilities in Excess of Other Assets	(2.3)%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

Average Annual Total Return through May 31, 2021*, as compared to its benchmark:

	One	Three	Since
	Year	Year	Inception***
FormulaFolios Smart Growth ETF - NAV	47.14%	12.84%	12.21%
FormulaFolios Smart Growth ETF - Market Price	47.13%	12.86%	12.22%
Dow Jones Aggressive Portfolio Index**	46.78%	14.02%	12.27%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2021. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of the Fund’s net assets.

**	Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	99.2%
Money Market Fund	0.1%
Other Assets in Excess of Labilities	0.7%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

Average Annual Total Return through May 31, 2021*, as compared to its benchmark:

	One	Three	Since
	Year	Year	Inception***
FormulaFolios Tactical Growth ETF - NAV	23.44%	8.88%	7.82%
FormulaFolios Tactical Growth ETF - Market Price	23.40%	8.87%	7.81%
Barclay Hedge Global Macro Index**	18.29%	7.05%	5.67%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2021. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.20% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of the Fund’s net assets.

**	Barclay Hedge Global Macro Index managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	82.3%
Exchange Traded Fund-Commodity Fund	17.0%
Money Market Fund	0.0	% *
Other Assets in Excess of Labilities	0.7%
Total	100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

Average Annual Total Return through May 31, 2021*, as compared to its benchmark:

	One	Three	Since
	Year	Year	Inception***
FormulaFolios Tactical Income ETF - NAV	3.29%	2.82%	1.87%
FormulaFolios Tactical Income ETF - Market Price	3.28%	2.71%	1.82%
Bloomberg Barclays US Aggregate Bond Index**	(0.40)%	5.06%	3.66%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2021. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.97% per the most recent prospectus.

**	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	99.3%
Money Market Fund	47.1%
Liabilities in Excess of Other Assets	(46.4)%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.8%
179,807	Consumer Staples Select Sector SPDR Fund	$12,732,133
14,062	iShares Core S&P 500 ETF	5,929,242
43,931	iShares Core S&P Mid-Cap ETF	11,972,076
103,221	iShares Core S&P Small-Cap ETF	11,648,490
35,792	ProShares Ultra MidCap400(a)	2,355,472
36,636	ProShares Ultra Russell2000	2,118,660
21,048	ProShares Ultra S&P500(a)	2,407,681
		49,163,754

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,821,043)	49,163,754

	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
1,754,740	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.04% (Cost $1,754,740)(b),(c)	1,754,740

	TOTAL INVESTMENTS - 102.3% (Cost $36,575,783)	$50,918,494
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(1,164,520)
	NET ASSETS - 100.0%	$49,753,974

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $1,725,373.

(b)	Security was purchased with cash received as collateral for securities on loan at May 31, 2021. Total collateral had a value of $1,754,740 at May 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

See accompanying notes which are an integral part of these financial statements.

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
99,193	iShares Core MSCI EAFE ETF	$7,618,022
67,589	iShares Core MSCI Emerging Markets ETF	4,504,807
30,736	iShares Core S&P 500 ETF	12,959,835
31,546	iShares Core S&P Mid-Cap ETF	8,596,916
66,577	iShares Core S&P Small-Cap ETF(a)	7,513,214
51,009	iShares U.S. Real Estate ETF	5,110,591
		46,303,385

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,153,263)	46,303,385

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
69,270	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.04% (Cost $69,270)(b),(c)	69,270

	TOTAL INVESTMENTS - 99.3% (Cost $36,222,533)	$46,372,655
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	304,778
	NET ASSETS - 100.0%	$46,677,433

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $67,710.

(b)	Security was purchased with cash received as collateral for securities on loan at May 31, 2021. Total collateral had a value of $69,270 at May 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

See accompanying notes which are an integral part of these financial statements.

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	COMMODITY - 17.0%
166,247	Invesco DB Gold Fund ARS(a),(b),(c)	$9,133,793

	EQUITY - 82.3%
240,265	iShares Core MSCI Total International Stock ETF	17,878,119
225,952	VanEck Vectors Gold Miners ETF	8,907,028
80,336	Vanguard Total Stock Market ETF	17,520,478
		44,305,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,341,761)	53,439,418

	SHORT-TERM INVESTMENTS — 0.0%(d)
	MONEY MARKET FUNDS - 0.0% (d)
16,770	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.04% (Cost $16,770)(e),(f)	16,770

	TOTAL INVESTMENTS - 99.3% (Cost $44,358,531)	$53,456,188
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	390,306
	NET ASSETS - 100.0%	$53,846,494

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $16,482.

(c)	Affiliated Company – FormulaFolios Tactical Growth ETF holds in excess of 5% of outstanding voting securities of this security.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased with cash received as collateral for securities on loan at May 31, 2021. Total collateral had a value of $16,770 at May 31, 2021.

(f)	Rate disclosed is the seven day effective yield as of May 31, 2021.

See accompanying notes which are an integral part of these financial statements.

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
190,185	iShares Core U.S. Aggregate Bond ETF	$21,785,692
171,402	iShares iBoxx $ Investment Grade Corporate Bond(a)	22,575,357
450,974	iShares iBoxx High Yield Corporate Bond ETF(a)	39,315,913
361,642	SPDR Bloomberg Barclays High Yield Bond ETF(a)	39,386,431
232,563	Vanguard Intermediate-Term Corporate Bond ETF	21,905,109
254,443	Vanguard Total Bond Market ETF	21,693,810
982,833	Xtrackers USD High Yield Corporate Bond ETF(a)	39,303,492
		205,965,804

	TOTAL EXCHANGE-TRADED FUNDS (Cost $199,819,505)	205,965,804

	SHORT-TERM INVESTMENTS — 47.1%
	MONEY MARKET FUNDS - 47.1%
97,832,474	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.04% (Cost $97,832,474)(b),(c)	97,832,474

	TOTAL INVESTMENTS - 146.4% (Cost $297,651,979)	$303,798,278
	LIABILITIES IN EXCESS OF OTHER ASSETS - (46.4)%	(96,265,991)
	NET ASSETS - 100.0%	$207,532,287

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $95,846,583.

(b)	Security was purchased with cash received as collateral for securities on loan at May 31, 2021. Total collateral had a value of $97,832,474 at May 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

See accompanying notes which are an integral part of these financial statements.

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2021

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$36,575,783	$36,222,533	$36,021,507	$297,651,979
Affiliated investments at cost	$—	$—	$8,337,024	$—
At value *	$50,918,494	$46,372,655	$44,322,395	$303,798,278
Affiliated investments at value +	—	—	9,133,793	—
Cash and cash equivalents	666,927	483,465	502,101	1,750,650
Receivable for Investments sold	—	923,166	3,164,635	—
Prepaid expenses and other assets	—	615	—	2,229
TOTAL ASSETS	51,585,421	47,779,901	57,122,924	305,551,157

LIABILITIES
Payable for investments purchased	—	975,127	847,288	—
Security lending collateral (Note 6)	1,754,740	69,270	16,770	97,832,474
Investment advisory fees payable	28,282	11,241	24,759	107,296
Payable for Fund shares redeemed	—	—	2,341,049	—
Payable to related parties	9,505	12,313	11,660	25,211
Trustee fees payable	200	—	200	—
Accrued expenses and other liabilities	38,720	34,517	34,704	53,889
TOTAL LIABILITIES	1,831,447	1,102,468	3,276,430	98,018,870
NET ASSETS	$49,753,974	$46,677,433	$53,846,494	$207,532,287

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$41,565,151	$36,410,578	$48,315,117	$222,049,855
Accumulated gains (losses)	8,188,823	10,266,855	5,531,377	(14,517,568)
NET ASSETS	$49,753,974	$46,677,433	$53,846,494	$207,532,287

Net Asset Value Per Share:
Shares:
Net Assets	$49,753,974	$46,677,433	$53,846,494	$207,532,287
Shares of beneficial interest outstanding	1,400,000	1,300,000	1,725,000	8,650,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$35.54	$35.91	$31.22	$23.99
Market Price	$35.55	$35.92	$31.21	$24.00

*	Includes fair value of securities Loaned $1,725,373; $67,710; $0; $95,846,583

+	Includes fair value of securities Loaned $0; $0; $16,482; $0

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2021

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$622,350	$665,405	$662,743	$6,935,371
Securities lending	7,006	1,739	2,239	97,527
TOTAL INVESTMENT INCOME	629,356	667,144	664,982	7,032,898

EXPENSES
Investment advisory fees	387,702	151,887	315,169	1,416,561
Administrative services fees	65,694	64,731	64,285	147,885
Printing expenses	21,034	12,465	19,722	49,248
Custodian fees	17,981	15,365	15,607	28,112
Professional fees	16,747	16,747	16,747	16,747
Legal fees	14,712	14,483	12,578	10,971
Compliance officer fees	14,124	11,575	13,595	26,886
Transfer agent fees	13,683	11,131	10,893	10,723
Trustees fees and expenses	13,268	14,375	14,372	17,030
Other expenses	6,501	5,951	5,958	9,918
Insurance expense	1,448	1,473	1,898	16,207
TOTAL EXPENSES	572,894	320,183	490,824	1,750,288

Less: Fees waived and/or expenses reimbursed by the Adviser	(111,207)	(59,474)	(69,470)	—

NET EXPENSES	461,687	260,709	421,354	1,750,288
NET INVESTMENT INCOME	167,669	406,435	243,628	5,282,610

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments - Unaffiliated	2,942,561	656,468	25,767	587,640
Net realized gain from investments - Affiliated	—	—	612,134	—
Net realized gain from in-kind redemptions	5,404,672	2,934,907	3,146,739	11,373,388
Net increase from payment made by affiliate (Note 2)	—	—	—	460,848
Net change in unrealized appreciation (depreciation) on investments - Unaffiliated	13,213,245	12,339,575	6,463,653	(8,775,464)
Net change in unrealized appreciation (depreciation) on investments - Affiliated	—	—	(146,167)	—
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	21,560,478	15,930,950	10,102,126	3,646,412

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,728,147	$16,337,385	$10,345,754	$8,929,022

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Hedged Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2021	May 31, 2020
FROM OPERATIONS
Net investment income	$167,669	$508,458
Net realized gain (loss) from investments	2,942,561	(9,375,951)
Net realized gain (loss) from in-kind redemptions	5,404,672	(1,210,105)
Net change in unrealized appreciation on investments	13,213,245	3,141,004
Net increase (decrease) in net assets resulting from operations	21,728,147	(6,936,594)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(138,410)	(876,745)
Total distributions to shareholders	(138,410)	(876,745)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,709,277	10,038,604
Cost of shares redeemed	(23,523,035)	(41,518,352)
Net increase (decrease) in net assets from shares of beneficial interest	2,186,242	(31,479,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,775,979	(39,293,087)

NET ASSETS
Beginning of Year	25,977,995	65,271,082
End of Year	$49,753,974	$25,977,995

SHARE ACTIVITY
Shares Sold	1,050,000	400,000
Shares Redeemed	(800,000)	(1,800,000)
Net increase (decrease) in shares of beneficial interest outstanding	250,000	(1,400,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Smart Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2021	May 31, 2020
FROM OPERATIONS
Net investment income	$406,435	$902,923
Net realized gain (loss) from investments	656,468	(419,315)
Net realized gain (loss) from in-kind redemptions	2,934,907	(5,256,188)
Net change in unrealized appreciation (depreciation) on investments	12,339,575	(82,727)
Net increase (decrease) in net assets resulting from operations	16,337,385	(4,855,307)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(541,757)	(888,020)
Total distributions to shareholders	(541,757)	(888,020)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,025,677	9,510,568
Cost of shares redeemed	(19,694,598)	(27,809,541)
Net increase (decrease) in net assets from shares of beneficial interest	4,331,079	(18,298,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,126,707	(24,042,300)

NET ASSETS
Beginning of Year	26,550,726	50,593,026
End of Year	$46,677,433	$26,550,726

SHARE ACTIVITY
Shares Sold	900,000	375,000
Shares Redeemed	(675,000)	(1,325,000)
Net increase (decrease) in shares of beneficial interest outstanding	225,000	(950,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2021	May 31, 2020
FROM OPERATIONS
Net investment income	$243,628	$718,804
Net realized gain (loss) from investments - Unaffiliated	25,767	(2,749,892)
Net realized gain from investments - Affiliated	612,134	740,893
Net realized gain (loss) from in-kind redemptions	3,146,739	(2,455,825)
Net change in unrealized appreciation on investments - Unaffiliated	6,463,653	827,727
Net change in unrealized appreciation (depreciation) on investments - Affiliated	(146,167)	1,065,312
Net increase (decrease) in net assets resulting from operations	10,345,754	(1,852,981)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(151,592)
Distributions paid	(471,285)	(620,696)
Total distributions to shareholders	(471,285)	(772,288)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,578,319	19,377,915
Cost of shares redeemed	(14,415,333)	(32,875,563)
Net increase (decrease) in net assets from shares of beneficial interest	10,162,986	(13,497,648)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,037,455	(16,122,917)

NET ASSETS
Beginning of Year	33,809,039	49,931,956
End of Year	$53,846,494	$33,809,039

SHARE ACTIVITY
Shares Sold	900,000	750,000
Shares Redeemed	(500,000)	(1,525,000)
Net increase (decrease) in shares of beneficial interest outstanding	400,000	(775,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Income ETF

	For the Year Ended	For the Year Ended
	May 31, 2021	May 31, 2020
FROM OPERATIONS
Net investment income	$5,282,610	$7,170,290
Net realized gain (loss) from investments	587,640	(18,560,749)
Net realized gain from in-kind redemptions	11,373,388	3,755,891
Net increase from payment made by affiliate (Note 2)	460,848	—
Net change in unrealized appreciation (depreciation) on investments	(8,775,464)	12,236,571
Net increase in net assets resulting from operations	8,929,022	4,602,003

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(78,510)
Distributions paid	(5,395,530)	(7,170,290)
Total distributions to shareholders	(5,395,530)	(7,248,800)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	36,036,995	181,173,448
Cost of shares redeemed	(146,926,958)	(95,272,337)
Net increase (decrease) in net assets from shares of beneficial interest	(110,889,963)	85,901,111

TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,356,471)	83,254,314

NET ASSETS
Beginning of Year	314,888,758	231,634,444
End of Year	$207,532,287	$314,888,758

SHARE ACTIVITY
Shares Sold	1,500,000	7,700,000
Shares Redeemed	(6,100,000)	(4,050,000)
Net increase (decrease) in shares of beneficial interest outstanding	(4,600,000)	3,650,000

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Year Ended	For the Year Ended		For the Year Ended		For the Period Ended
	May 31, 2021	May 31, 2020		May 31, 2019		May 31, 2018 (1)

Net asset value, beginning of year/period	$22.59	$25.60		$28.03		$25.00
Activity from investment operations:
Net investment income (2)	0.10	0.23		0.12		0.12
Net realized and unrealized gain (loss) on investments	12.93	(2.88)		(1.98)		3.06
Total from investment operations	13.03	(2.65)		(1.86)		3.18
Less distributions from:
Net investment income	(0.08)	(0.20)		(0.13)		(0.15)
Net realized gains	—	(0.16)		(0.44)		—
Total distributions	(0.08)	(0.36)		(0.57)		(0.15)
Net asset value, end of year/period	$35.54	$22.59		$25.60		$28.03
Market price, end of year/period	$35.55	$22.56		$25.62		$28.04
Total return (3)	57.77%	(10.57)%		(6.66)%		13.03	% (7)
Net assets, at end of year/period (000s)	$49,754	$25,978		$65,271		$63,063
Ratio of gross expenses to average net assets (5)	1.18%	1.05%		1.03%		1.06	% (8)
Ratio of net expenses to average net assets (5)	0.95%	0.96	% (9)	0.98	% (9)	0.95	% (8)
Ratio of net investment income to average net assets (4)	0.35%	0.88%		0.43%		0.44	% (8)
Portfolio Turnover Rate (6)	135%	398%		666%		138	% (7)

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	Ratio includes 0.01% and 0.03% for the years ended May 31, 2020 and May 31, 2019 attributed to interest expense and fees.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Periods Presented

	FormulaFolios Smart Growth ETF

	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018(1)

Net asset value, beginning of year/period	$24.70	$24.98	$26.10	$25.00
Activity from investment operations:
Net investment income (2)	0.28	0.49	0.35	0.12
Net realized and unrealized gain (loss) on investments	11.29	(0.34)	(1.10)	1.17
Total from investment operations	11.57	0.15	(0.75)	1.29
Less distributions from:
Net investment income	(0.36)	(0.43)	(0.37)	(0.19)
Total distributions	(0.36)	(0.43)	(0.37)	(0.19)
Net asset value, end of year/period	$35.91	$24.70	$24.98	$26.10
Market price, end of year/period	$35.92	$24.71	$24.96	$26.09
Total return (3)	47.14%	0.48%	(2.83)%	5.21	% (7)
Net assets, at end of year/period (000s)	$46,677	$26,551	$50,593	$22,834
Ratio of gross expenses to average net assets (5)	0.74%	0.65%	0.61%	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.60%	0.60%	0.60%	0.60	% (8)
Ratio of net investment income to average net assets (4)	0.94%	1.87%	1.35%	0.81	% (8)
Portfolio Turnover Rate (6)	10%	0%	0%	0	% (7)

(1)	The FormulaFolios Smart Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Periods Presented

	FormulaFolios Tactical Growth ETF

	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018(1)

Net asset value, beginning of year/period	$25.52	$23.78	$25.16	$25.00
Activity from investment operations:
Net investment income (2)	0.13	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	5.82	1.72	(1.34)	0.25
Total from investment operations	5.95	2.07	(0.97)	0.37
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.41)	(0.21)
Net return of capital	—	(0.08)	—	—
Total distributions	(0.25)	(0.33)	(0.41)	(0.21)
Net asset value, end of year/period	$31.22	$25.52	$23.78	$25.16
Market price, end of year/period	$31.21	$25.52	$23.79	$25.16
Total return (3)	23.44%	8.69%	(3.81)%	1.35	% (7)
Net assets, at end of year/period (000s)	$53,846	$33,809	$49,932	$30,821
Ratio of gross expenses to average net assets (5)	0.93%	0.88%	0.87%	1.13	% (8)
Ratio of net expenses to average net assets (5)	0.80%	0.80%	0.80%	0.80	% (8)
Ratio of net investment income to average net assets (4)	0.46%	1.35%	1.56%	0.82	% (8)
Portfolio Turnover Rate (6)	42%	14%	92%	56	% (7)

(1)	The FormulaFolios Tactical Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Periods Presented

	FormulaFolios Tactical Income ETF

	For the Year Ended		For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2021		May 31, 2020	May 31, 2019	May 31, 2018(1)

Net asset value, beginning of year/period	$23.77		$24.13	$24.02	$25.00
Activity from investment operations:
Net investment income (2)	0.54		0.68	0.77	0.77
Net realized and unrealized gain (loss) on investments	0.24		(0.32)	0.11	(1.00)
Total from investment operations	0.78		0.36	0.88	(0.23)
Less distributions from:
Net investment income	(0.56)		(0.71)	(0.77)	(0.75)
Net return of capital	—		(0.01)	—	—
Total distributions	(0.56)		(0.72)	(0.77)	(0.75)
Net asset value, end of year/period	$23.99		$23.77	$24.13	$24.02
Market price, end of year/period	$24.00		$23.73	$24.15	$24.06
Total return (3)	3.29	% (9)	1.43%	3.77%	(1.02	)% (7)
Net assets, at end of year/period (000s)	$207,532		$314,889	$231,634	$171,739
Ratio of gross expenses to average net assets (5)	0.74%		0.71%	0.74%	0.75	% (8)
Ratio of net expenses to average net assets (5)	0.74%		0.71%	0.74%	0.75	% (8)
Ratio of net investment income to average net assets (4)	2.24%		2.79%	3.24%	3.19	% (8)
Portfolio Turnover Rate (6)	143%		78%	135%	48	% (7)

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	In 2021, 0.22% of the Fund’s total return consists of a reimbursement by the Adviser for a realized investment loss due to a trade error. Excluding this item, total return would have been 3.07%.

See accompanying notes to financial statements.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2021

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 5, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Funds’ assets measured at fair value:

Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,163,754	$—	$—	$49,163,754
Short-Term Investments - Money Market Funds	1,754,740	—	—	1,754,740
Total	$50,918,494	$—	$—	$50,918,494

Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,303,385	$—	$—	$46,303,385
Short-Term Investments - Money Market Funds	69,270	—	—	69,270
Total	$46,372,655	$—	$—	$46,372,655

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,439,418	$—	$—	$53,439,418
Short-Term Investments - Money Market Funds	16,770	—	—	16,770
Total	$53,456,188	$—	$—	$53,456,188

Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$205,965,804	$—	$—	$205,965,804
Short-Term Investments - Money Market Funds	97,832,474	—	—	97,832,474
Total	$303,798,278	$—	$—	$303,798,278

The Funds did not hold any Level 3 securities during the year.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the year ended May 31, 2019-2020, or expected to be taken in the Funds’ May 31, 2021 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss for delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 6).

Payment from affiliate – The Tactical Income ETF was reimbursed $460,848 from the Adviser as a result of a trading error which is included in net increase from payment made by affiliate on the Fund’s Statement of Operations.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$63,068,016	$62,815,040
Smart Growth ETF	4,051,189	5,142,339
Tactical Growth ETF	21,652,851	22,084,726
Tactical Income ETF	356,195,699	333,178,820

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

For the year ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$24,991,930	$22,918,071
Smart Growth ETF	23,794,186	18,751,337
Tactical Growth ETF	24,582,296	14,284,572
Tactical Income ETF	35,597,343	144,781,925

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During the year ended May 31, 2021, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$387,702
Smart Growth ETF	151,887
Tactical Growth ETF	315,169
Tactical Income ETF	1,416,561

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

reimbursements shall be suspended.

During the year ended May 31, 2021, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
Hedged Growth ETF	$111,207
Smart Growth ETF	59,474
Tactical Growth ETF	69,470

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2022	2023	2024
Hedged Growth ETF	$35,307	$52,380	$111,207
Smart Growth ETF	5,227	21,902	59,474
Tactical Growth ETF	30,595	40,751	69,470

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of May 31, 2021 the Plan has not been activated. For the year ended May 31, 2021, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Gemini Fund Services, LLC. For the year ended May 31, 2021, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended May 31, 2021, Hedged Growth ETF received $4,500 in fixed fees and $0 in variable fees, Smart Growth ETF received $7,250 in fixed fees and $1,333 in variable fees, Tactical Growth ETF received $4,000 in fixed fees and $0 in variable fees and Tactical Income ETF received $10,500 in fixed fees and $0 in variable fees, respectively.

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of May 31, 2021:

Hedged Growth ETF
	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$1,754,740	$—	$—	$—	$1,754,740
Total Borrowings	$1,754,740	$—	$—	$—	$1,754,740

Smart Growth ETF
	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$69,270	$—	$—	$—	$69,270
Total Borrowings	$69,270	$—	$—	$—	$69,270

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

Tactical Growth ETF
	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$16,770	$—	$—	$—	$16,770
Total Borrowings	$16,770	$—	$—	$—	$16,770

Tactical Income ETF
	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$97,832,474	$—	$—	$—	$97,832,474
Total Borrowings	$97,832,474	$—	$—	$—	$97,832,474

At May 31, 2021, the Funds had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF totaled $1,725,373, $67,710, $16,482, and $95,846,853, respectively at May 31, 2021. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $1,754,740, $69,270, $16,770, and $97,832,474, respectively for each Fund at May 31, 2021. These amounts are offset by a liability recorded as “Security lending collateral” as shown on the Statements of Assets and Liabilities.

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Invesco DB Gold Fund is an affiliate in Tactical Growth ETF at May 31, 2021 as noted in the Fund’s Portfolio of Investments. Transactions during the period are as follows:

						Change in			Percent of
	Fair Value-			Dividends		Unrealized			voting
	Beginning of			Credited to	Realized Gain	Appreciation/	Fair Value-End of	Shares held at	securities
Description	Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period	owned
Invesco DB Gold Fund	$6,468,011	$5,725,584	$3,525,769	$—	$612,134	$(146,167)	$9,133,793	166,247	9.78%
Total	$6,468,011	$5,725,584	$3,525,769	$—	$612,134	$(146,167)	$9,133,793	166,247	9.78%

8.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the Consumer Staples Select Sector SPDR Fund, iShares Core S&P 500 ETF, iShares Core MSCI Total International Stock ETF and Vanguard Total Stock Market ETF (the “Securities”). The Hedged Growth ETF, Smart Growth ETF and Tactical Growth ETF may redeem the Securities at any time if the Adviser determines that it is in the best interest of the Hedged Growth ETF, Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Hedged Growth, Smart Growth ETF, and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of May 31, 2021, the percentage of the Hedged Growth ETF’s net assets invested in Consumer Staples Select Sector SPDR Fund was 25.6%. The percentage of the Smart Growth ETF’s net assets invested in iShares Core S&P 500 ETF was 27.8%. The percentage of the Tactical Growth ETF’s net assets invested in iShares Core MSCI Total International Stock ETF and Vanguard Total Stock Market ETF were 33.2% and 32.5%, respectively.

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2021, were as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
	purposes	Appreciation	Depreciation	App/Dep
Hedged Growth ETF	$36,575,783	$14,342,711	$—	$14,342,711
Smart Growth ETF	36,222,533	10,150,122	—	10,150,122
Tactical Growth ETF	45,347,732	9,097,657	(989,201)	8,108,456
Tactical Income ETF	302,514,806	7,635,650	(6,352,178)	1,283,472

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

11.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal year ended May 31, 2021 and May 31, 2020 was as follows:

	For the year ended May 31, 2021
	Ordinary	Long-term	Return of	Tax-Exempt
Fund	Income	Capital Gains	Capital	Income	Total
Hedged Growth ETF	$138,410	$—	$—	$—	$138,410
Smart Growth ETF*	558,293	—	—	—	558,293
Tactical Growth ETF*	497,117	—	—	—	497,117
Tactical Income ETF	5,395,530	—	—	—	5,395,530

	For the year ended May 31, 2020
	Ordinary	Long-Term	Return of	Tax-Exempt
Fund	Income	Capital Gains	Capital	Income	Total
Hedged Growth ETF	$876,745	$—	$—	$—	$876,745
Smart Growth ETF	888,020	—	—	—	888,020
Tactical Growth ETF	620,696	—	151,592	—	772,288
Tactical Income ETF	6,786,442	—	78,510	383,848	7,248,800

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $16,535 and $25,832 for fiscal year ended May 31, 2021 for the Smart Growth ETF and Tactical Growth ETF respectively, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of May 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Growth ETF	$—	$46,284	$—	$—	$(6,200,172)	$—	$14,342,711	$8,188,823
Smart Growth ETF	—	116,733	—	—	—	—	10,150,122	10,266,855
Tactical Growth ETF	—	—	—	(124,483)	(2,452,596)	—	8,108,456	5,531,377
Tactical Income ETF	—	—	—	—	(15,801,040)	—	1,283,472	(14,517,568)

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to tax adjustments related to partnerships and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Tactical Growth ETF	$124,483

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2021

At May 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Hedged Growth ETF	$—	$6,200,172	$6,200,172	$—
Smart Growth ETF	—	—	—	—
Tactical Growth ETF	1,923,928	528,668	2,452,596	974,050
Tactical Income ETF	11,656,950	4,144,090	15,801,040	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, distributions in excess, and adjustments related to transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2021 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Hedged Growth ETF	$4,741,957	$(4,741,957)
Smart Growth ETF	2,934,907	(2,934,907)
Tactical Growth ETF	1,687,564	(1,687,564)
Tactical Income ETF	7,492,953	(7,492,953)

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
Hedged Growth	$0.0439	6/16/2021	6/15/2021	6/21/2021
Smart Growth	$0.1813	6/16/2021	6/15/2021	6/21/2021
Tactical Growth	$0.1111	6/16/2021	6/15/2021	6/21/2021
Tactical Income	$0.0624	6/16/2021	6/15/2021	6/21/2021

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the discussed above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FormulaFolios Hedged Growth ETF, FormulaFolios Smart Growth ETF, FormulaFolios Tactical Growth ETF and FormulaFolios Tactical Income ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FormulaFolios Hedged Growth ETF, FormulaFolios Smart Growth ETF, FormulaFolios Tactical Growth ETF and FormulaFolios Tactical Income ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of May 31, 2021, the related statements of operations the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 30, 2021

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2021

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Net	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	12/1/20	5/31/21	Period *	5/31/21	Period*

FormulaFolios Hedged Growth ETF	0.95%	$1,000.00	$1,247.90	$5.32	$1,020.19	$4.78
FormulaFolios Smart Growth ETF	0.60%	$1,000.00	$1,210.20	$3.31	$1,021.94	$3.02
FormulaFolios Tactical Growth ETF	0.80%	$1,000.00	$1,140.80	$4.27	$1,020.94	$4.03
FormulaFolios Tactical Income ETF	0.73%	$1,000.00	$1,002.80	$3.65	$1,021.29	$3.68

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.formulafoliofunds.com.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2021

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

5/31/21 – NLFT IV_v1

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2021

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of May 31, 2021, the Trust was comprised of 27 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-562-8880.

5/31/21 – NLFT IV_v1

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2021

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust IV (the “Trust”) held a Special Meeting of the Shareholders of the FormulaFolios ETF Funds (the “Funds”), a series of the Trust, on November 6, 2020, for the purpose of approving an advisory agreement between the Trust, on behalf of the Fund, and FormulaFolio Investments, LLC (“Advisory Agreement”).

At the close of business July 7, 2020, the record date for the Special Meeting of Shareholders, there were outstanding of 13,000,000, 1,200,000, 1,150,000, and 1,400,000 shares for the Formula Tactical Income ETF, FormulaFolios Hedged Growth ETF Fund, FormulaFolios Smart Growth ETF Fund, and FormulaFolios Tactical Growth ETF Fund respectively of beneficial interest of the Funds. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 50.45%, 50.24%, 57.18% and 50.14% respectively of the outstanding shares of the Funds. Therefore, a quorum was present for the Funds.

With respect to approval of the proposed Advisory Agreement the following votes were cast:

Fund Name	Shares Present In Person or by Proxy	Percentage of Shares Present for Quorum	Shares Voted in Favor of the Proposal	Percentage of Voted Shares in Favor of the Proposal
FormulaFolios Tactical Income ETF	6,558,542	50.45%	5,509,716	84.01%
FormulaFolios Hedged Growth ETF	602,874	50.24%	490,716	81.40%
FormulaFolios Smart Growth ETF	657,578	57.18%	507,361	77.16%
FormulaFolios Tactical Growth ETF	701,897	50.14%	564,515	80.43%

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

FFI ETF-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

                                                          2020

FormulaFolios Hedged Growth ETF - $13,500

FormulaFolios Tactical Income ETF - $13,500

FormulaFolios Smart Growth ETF - $13,500

FormulaFolios Tactical Growth ETF - $13,500

                                                          2021

FormulaFolios Hedged Growth ETF - $13,500

FormulaFolios Tactical Income ETF - $13,500

FormulaFolios Smart Growth ETF - $13,500

FormulaFolios Tactical Growth ETF - $13,500

(b)	Audit-Related Fees

2020 – None

2021 – None

(c)	Tax Fees

                                                          2020

FormulaFolios Hedged Growth ETF - $3,000

FormulaFolios Tactical Income ETF - $3,000

FormulaFolios Smart Growth ETF - $3,000

FormulaFolios Tactical Growth ETF - $3,000

                                                          2021

FormulaFolios Hedged Growth ETF - $3,000

FormulaFolios Tactical Income ETF - $3,000

FormulaFolios Smart Growth ETF - $3,000

FormulaFolios Tactical Growth ETF - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2020

Audit-Related Fees:        0.00%

Tax Fees:                       0.00%

All Other Fees:               0.00%

2021

Audit-Related Fees:        0.00%

Tax Fees:                       0.00%

All Other Fees:               0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $0

2021 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/5/2021

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/5/2021